Selected Operating Expenses and Additional Information	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Selected Operating Expenses and Additional Information

22. Selected Operating Expenses and Additional Information

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

Wages and salaries	835,563	711,039	648,869
Social security expenses	69,839	58,180	52,550
Pension and retirement expenses	60,275	50,298	45,947
Share-based payments	52,371	18,714	12,430

Personnel expenses	1,018,048	838,231	759,796

The average number of payroll employees in FTEs during 2013, 2012 and 2011 was 9,540, 8,140 and 7,627, respectively.

The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2013	2012	2011

Customer Support	2,949	2,538	2,478
SG&A	1,098	869	723
Industrial Engineering	785	637	420
Manufacturing & Logistics	3,658	2,856	2,852
R&D	4,735	3,736	3,417
Total employees (in FTEs)	13,225	10,636	9,890

Less: Temporary employees (in FTEs)	2,865	2,139	1,935

Payroll employees (in FTEs)	10,360	8,497	7,955

The average number of payroll employees in FTEs in our operations in the Netherlands during 2013, 2012 and 2011 was 5,112, 4,620 and 4,313, respectively.